Bank Loans	12 Months Ended
Sep. 30, 2022
Debt Disclosure [Abstract]
BANK LOANS

Note 8 — BANK LOANS

Short-term bank loans

Short-term bank loans represent amounts due to various banks maturing within one year. The principal of the borrowings is due at maturity. Accrued interest is due either monthly or quarterly. Short-term borrowings consisted of the following:

	September 30, 2022	September 30, 2021
Zhejiang Wenzhou Longwan Rural Commercial Bank (“Longwan RCB”)	$-	$758,749
Total	$-	$758,749

On February 07, 2021, the Company entered into a loan agreement with Longwan RCB to obtain a loan of $758,749 (or RMB4,900,000) for a term from February 24, 2021 to January 24, 2022 at a fixed rate of 4.36% per annum. The Company’s CEO and his wife provided personal guaranty for the repayment of the loan. This loan was fully repaid on September 16, 2022.

On October 8, 2021, the Company entered into a loan agreement with Agricultural Bank of China to obtain a loan of $210,867 (or RMB 1,500,000) with a term from October 8, 2021 to September 17, 2022 at a fixed rate of 4% per annum. The Company’s CEO and his family members provided personal guaranty for the repayment of the loan. This loan was fully repaid on September 16, 2022.

Long-term bank loans

Long-term bank loans consisted of the following:

	September 30, 2022	September 30, 2021
Wenzhou Minshang Bank (1)	$112,462	$433,571
Wenzhou Minshang Bank (2)	820,974	904,304
Zhejiang Wenzhou Longwan Rural Commercial Bank (“Longwan RCB”) (3)	1,405,778	-
Zhejiang Wenzhou Longwan Rural Commercial Bank (“Longwan RCB”) (4)	688,832	-
Total	$3,028,046	$1,337,875
Less: Long-term bank loans - current portion	933,436	309,693
Long-term bank loans - non-current portion	$2,094,610	$1,028,182

(1)

On December 12, 2018, the Company entered into a loan agreement with Wenzhou Minshang Bank to obtain a loan of $702,889 (or RMB5,000,000) for a term from December 12, 2018 to December 12, 2021 at a fixed annual interest rate of 8%. The Company’s CEO and his wife provided personal guaranty for the repayment of the loan. After repayment of $590,427 (or RMB4,200,000) of principal, the balance was $112,462 (RMB800,000) as of September 30, 2022. The loan was fully repaid on December 12, 2022.

(2)	On December 13, 2018, the Company entered into a loan agreement with Wenzhou Minshang Bank to obtain a loan of $820,974 (or RMB5,840,000) for a term from December 13, 2018 to December 12, 2021 at a fixed annual interest rate of 8%. The Company’s CEO and his wife provided personal guaranty for the repayment of the loan. The loan was renewed for another year with the new maturity date of December 12, 2022. The loan was fully repaid on December 12, 2022.

(3)

On April 19, 2022, the Company entered into a loan agreement with Longwan RCB to obtain a loan of $365,502 (RMB2,600,000) for a term from April 19, 2022 to March 28, 2025 at a fixed annual interest rate of 8.1%. WFOE guaranteed for the repayment of the loan. CEO and his family members also provided personal guaranty for the repayment of the loan. The CEO’s wife pledged personal property as collateral to secure the loan. The Company has repaid $64,666 (RMB460,000) of principal as of September 30, 2022.

On September 14, 2022, the Company entered into two loan agreements with Longwan RCB to obtain in aggregated of $843,467 (RMB6,000,000) from September 14, 2022 to September 8, 2025 at a fixed annual interest rate of 5.45%. WFOE guaranteed for the repayment of the loans. CEO also provided personal guaranty for the repayment of the loans. The CEO with his wife pledged personal properties as collateral to secure the loans and provided personal guaranty for the repayment of the loans.

On September 15, 2022, the Company entered into two loan agreements with Longwan RCB to obtain in aggregated of $261,475 (RMB1,860,000) from September 15, 2022 to September 12, 2025 at a fixed annual interest rate of 8.1%. WFOE guaranteed for the repayment of the loans. CEO and his family members also provided personal guaranty for the repayment of the loans. CEO and his wife pledged their personal properties as collateral to secure the loans.

(4)

On January 24, 2022, the Company entered into a loan agreement with Longwan RCB to obtain a loan of $688,832 (or RMB4,900,000) for a term from January 24, 2022 to January 20, 2023 at a fixed rate of 4.56% per annum. The Company’s CEO and his wife provided personal guaranty for the repayment of the loan. The loan was subsequently renewed for three years with the new maturity date of January 16, 2026. Therefore, the balance was classified as non-current liability and presented in long-term bank loan.

For the years ended September 30, 2022, 2021 and 2020, the weighted average annual interest rate for the bank loans was approximately 7.9%, 6.9% and 8.2%, respectively. Interest expenses for the above-mentioned loans amount to $158,173, $139,279 and $113,730 for the years ended September 30, 2022, 2021 and 2020, respectively.

The repayment schedule for the bank loans are as follows:

Twelve months ending September 30,	Repayment
2023	$933,436
2024	-
2025	2,094,610
Total	$3,028,046